Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Preferred stock, shares authorized	200,000,000
Common stock, par value	$ 0.0001
Common stock, shares authorized	2,000,000,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	3,100,000	3,100,000
Preferred stock, shares outstanding	3,100,000	3,100,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	3,220,000	3,220,000
Preferred stock, shares outstanding	3,220,000	3,220,000
Series D Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	26,000	0
Preferred stock, shares outstanding	26,000	0
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,990,000,000	1,990,000,000
Common stock, shares issued	376,328,885	347,451,880
Common stock, shares outstanding	376,328,885	347,451,880
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares outstanding	0	0